INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX
INCOME TAX

11. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2009, 2010, 2011 and future years. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25.5% in 2009 and 2010 and 25% in 2011.

        Dividends paid to the Company's parent company by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2009, 2010 and 2011 consisted of the following:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(706)	(1,170)	(1,689)	(52.5)
Current provision for income tax—other	(3)	(14)	(25)	(0.8)
Deferred income tax benefit—Russia	34	6	115	3.6
Deferred income tax benefit/(expense)—other	3	(8)	54	1.7

Total provision for income taxes	(672)	(1,186)	(1,545)	(48.0)

        The components of pre-tax income from continuing operations for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Income from continuing operations—Russia	3,008	5,274	7,713	239.6
Loss from continuing operations—other	(326)	(271)	(395)	(12.3)

Total income from continuing operations	2,682	5,003	7,318	227.3

        The significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2009, 2010 and 2011:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate (20% for 2009, 2010 and 2011)	536	1,001	1,464	45.5
Effect of:
Tax on dividends	49	94	—	—
Non-deductible share-based compensation	42	33	49	1.5
Other expenses not deductible for tax purposes	60	47	49	1.5
Difference in foreign tax rates	—	11	(15)	(0.4)
Effect of change in tax rate	—	4	(2)	(0.1)
Other permanent differences	—	26	—	—
Change in valuation allowance	(15)	(30)	—	—

Provision for income taxes	672	1,186	1,545	48.0

        As of December 31, 2010 and 2011, the Company included accruals for unrecognized income tax benefits totaling RUR 15 and RUR 85 ($2.6), respectively, as a component of other accrued liabilities and nil, nil and RUR 12 ($0.4), respectively, as a component of accounts payable and accrued liabilities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. The increases in 2009, 2010 and 2011 include RUR 4, RUR 2 and RUR 15 ($0.5), respectively, associated with interest and penalties. The interest and penalties recorded as a part of income tax expense in 2009, 2010 and 2011 were RUR 4, RUR 2 and nil, respectively. The decrease in 2011 relates to settlement of the tax liability imposed based on the results of Yandex LLC tax audit for 2008 and 2009. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 5 ($0.2) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2011.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2009	2010	2011	2011
	RUR	RUR	RUR	$
Balance at the beginning of the period	4	13	15	0.5
Increases related to prior years tax positions	9	2	89	2.7
Increases related to current year tax positions	—	—	—	—
Settlements	—	—	(10)	(0.3)
Foreign currency translation adjustment	—	—	3	0.1

Balance at the end of the period	13	15	97	3.0

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2010 and 2011:

	2010	2011	2011
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	108	217	6.8
Allowance for doubtful accounts	13	18	0.5
Net operating loss carryforward	4	27	0.9
Property and equipment	3	4	0.1
Other	15	47	1.4
Valuation allowance	—	—	—

Total deferred tax asset	143	313	9.7
Deferred tax liability
Property and equipment	(28)	(124)	(3.9)
Intangible assets	(24)	(62)	(1.9)
Unremitted earnings	(94)	—	—
Deferred expenses	(4)	(8)	(0.2)

Total deferred tax liability	(150)	(194)	(6.0)
Net deferred tax asset/(liability)	(7)	119	3.7

Net deferred tax asset, current	27	297	9.2
Net deferred tax asset, non-current	16	11	0.4
Net deferred tax liability, non-current	(50)	(189)	(5.9)

As of December 31, 2011, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 131 ($4.1). These NOLs expire in 2020. As of December 31, 2011,a benefit of RUR 9 ($0.3) related to the Dutch NOLs described above and RUR 214 ($6.7) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company has not provided for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries because they are considered permanently reinvested outside of the Netherlands. As of December 31, 2011, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 13,599 ($422.4). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 680 ($21.1).

        The tax years ended December 31, 2010 and 2011 remain open for examination by the Russian tax authorities at Yandex LLC. The tax years ended December 31, 2008, 2009, 2010 and 2011 remain open for examination by the Dutch tax authorities at Yandex N.V.